Long-Term Debt	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Debt Disclosure [Abstract]
Long-Term Debt

Note 11 – Long-Term Debt

Notes payable and other long-term debt

The components of notes payable and other long-term debt follows:

	Maturity	Interest Rate as of September 30, 2022	September 30, 2022	June 30, 2022
Notes payable	April 30, 2023	3.49%	$92,726	$139,538
Total			92,726	139,538
Less current portion of notes payable and long-term debt			(92,726)	(139,538)
Notes payable and other long-term debt			$-	$-

In connection with its acquisition of Argyll on July 31, 2020, the Company assumed a note payable of £250,000 ($327,390 translated using the exchange rate in effect at the acquisition date). The term loan was issued on April 30, 2020 and has a maturity of 3 years, bears interest at 3.49% per annum over the Bank of England base rate, and is secured by the assets and equity of Argyll. The monthly principal and interest payments on the note payable commenced in June 2021 and continue through May 2023. The principal balance of the notes payable on September 30, 2022 was £83,333 ($92,726 translated using the exchange rate in effect at September 30, 2022). Interest expense on the note payable was $964 and $1,101 for the three months ended September 30, 2022 and 2021, respectively.

The maturities of long-term debt are as follows:

Fiscal 2023	$92,726
Total	$92,726

Senior Convertible Note

On February 22, 2022, the Company exchanged the existing senior convertible note (the “Old Senior Convertible Note”) with a remaining principal of $29,150,001, with the Senior Convertible Note in the aggregate principal of $35,000,000. As part of the September 2022 Offering (Note 15), the Company remitted to the Holder an amount of $2,778,427 from the proceeds reducing the Senior Convertible Note principal balance to $32,221,573 as recorded in the unaudited condensed consolidated balance sheet as of September 30, 2022 from the $35,000,000 as of June 30, 2022.

The interest rate on the Senior Convertible Note is 8.0% per annum (consistent with the Old Senior Convertible Note), and from and after the occurrence and during the continuance of any Event of Default (as defined in the Senior Convertible Note), the interest rate shall automatically be increased to 12.0% per annum. As further described below, the Company was not in compliance with certain debt covenants under the Senior Convertible Note as of September 30, 2022 or subsequently. The Company has been accruing interest expense at a rate of 12% beginning March 31, 2022, the date it was initially not in compliance with certain debt covenants, as compared to using the set rate of 8.0%, and has recorded the additional $700,000 interest accrual for the difference in rates in accounts payable and accrued expenses in the unaudited condensed consolidated balance sheet as of September 30, 2022, with $350,000 recorded in interest expense in the unaudited condensed consolidated statement of operations for the three months ended September 30, 2022. The maturity date of the Senior Convertible Note is June 2, 2023, subject to extension in certain circumstances, including bankruptcy and outstanding events of default. The Company may redeem the Senior Convertible Note, subject to certain conditions, at a price equal to 100% of the outstanding principal balance outstanding, together with accrued and unpaid interest and unpaid late charges thereon.

The Senior Convertible Note is convertible, at the option of the Holder, into shares of the Company’s Common Stock at a conversion price of $17.50 per share. The Senior Convertible Note is subject to a most favored nations provision and standard adjustments in the event of any stock split, stock dividend, stock combination, recapitalization or other similar transaction. If the Company enters into any agreement to issue (or issues) any variable rate securities, the Holder has the additional right to substitute such variable price (or formula) for the conversion price.

If an Event of Default has occurred under the Senior Convertible Note, in addition to the default interest rate discussed above, the Holder may elect to alternatively convert the Senior Convertible Note at the Alternate Conversion Price (as defined in the Senior Convertible Note). In connection with an Event of Default, the Holder may require the Company to redeem in cash any or all of the Senior Convertible Note. The redemption price will equal 106% of the outstanding principal of the Senior Convertible to be redeemed, and accrued and unpaid interest and unpaid late charges thereon, or an amount equal to market value of the shares of the Company’s Common Stock underlying the Senior Convertible Note, as determined in accordance with the Senior Convertible Note, if greater. The Holder will not have the right to convert any portion of a Senior Convertible Note, to the extent that, after giving effect to such conversion, the Holder (together with certain related parties) would beneficially own in excess of 4.99% of the shares of the Company’s Common Stock outstanding immediately after giving effect to such conversion. The Holder may from time to time increase this limit to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase. The Company is currently in default and the Holder has not yet elected to alternatively convert.

In addition, unless approval of the Company’s stockholders as required by the Nasdaq is obtained, the Company is prohibited from issuing any shares of Common Stock upon conversion of the Senior Convertible Note or otherwise pursuant to the terms of the Senior Convertible Note, if the issuance of such shares of Common Stock would exceed 19.99% of the Company’s outstanding shares of Common Stock or otherwise exceed the aggregate number of shares of Common Stock which the Company may issue without breaching its obligations under the rules and regulations of Nasdaq. Should the Holder convert the principal balance outstanding at September 30, 2022 at the Alternate Conversion Price that is currently available to the Holder, or a portion of the principal balance, the Company may be subject to remit amounts to the Holder materially in excess of the principal balance outstanding through payment of cash. Refer to the Alternate Conversion discussion below for further information of this settlement option available to the Holder.

In connection with a Change of Control (as defined in the Senior Convertible Note), the Holder may require the Company to redeem all or any portion of the Senior Convertible Note. The redemption price per share will equal the greatest of (i) 115% of the outstanding principal of the Senior Convertible Note to be redeemed, and accrued and unpaid interest and unpaid late charges thereon, (ii) 115% of the market value of the shares of the Company’s Common Stock underlying the Senior Convertible Note, as determined in accordance with the Senior Convertible Note, and (iii) 115% of the aggregate cash consideration that would have been payable in respect of the shares of the Company’s Common Stock underlying the Senior Convertible Note, as determined in accordance with the Senior Convertible Note.

At any time after the date the Company provides notice to the Holder of the Company incurring additional debt, the Holder will have the right to have the Company redeem all or a portion of the Senior Convertible Note at a redemption price of 100% of the portion of the Senior Convertible Note subject to redemption.

The Senior Convertible Note agreement includes provision that should the Company be in both breach of its debt covenants and its price per common share trade below the conversion floor price of $2.1832 (the “Conversion Floor Price”), the Holder may elect the Alternate Conversion option that includes a make-whole provision payable to the Holder in cash. At March 31, 2022, June 30, 2022, September 30, 2022 and through the date of issuance of this report, both the Company was in breach of its debt covenants and the price per share of its Common Stock had declined below the Conversion Floor Price. As a result, the make whole provision in the Senior Convertible Note was determined to represent an obligation of the Company under the terms of the Senior Convertible Note. At September 30, 2022 and June 30, 2022, the Company estimates it would be required to issue up to 14,758,874 and 16,031,513 shares of Common Stock under the Alternate Conversion make whole provision of the Senior Convertible Note, respectively. At September 30, 2022, the Company also estimates the fair value of the derivative liability, which gives effect to the cash amount payable to the Holder under the Alternate Conversion make-whole provisions of the Senior Convertible Note, to be $9,124,756. While the Company records a derivative liability at each reporting period for the amount contingently payable to the Holder under the Alternate Conversion make-whole provision, a strict application of the formula in the Senior Convertible Note indicates the cash liability to the Holder may be materially higher than the derivative liability. A calculation of the cash liability due to the Holder under the Alternate Conversion make-whole provision of the Senior Convertible Note indicated a liability of approximately $606,000,000 at September 30, 2022. The derivative liability amount recognized by the Company for its obligation to the Holder under the Alternate Conversion make-whole provision of the Senior Convertible Note is subject to material fluctuation at each reporting date. The output of the Monte Carlo model that is used to estimate the fair value of the derivative liability will fluctuate based on the Company’s share price, market capitalization, estimated enterprise value, and the Company’s estimate of credit and non-performance risk.

Under the Senior Convertible Note, and consistent with the Old Senior Convertible Note, the Company is subject to certain customary affirmative and negative covenants regarding the incurrence of indebtedness, the existence of liens, the repayment of indebtedness, the payment of cash in respect of dividends, distributions or redemptions, and the transfer of assets, among other matters. The Company is also subject to certain financial debt covenants relating to available cash, minimum annual revenues, ratio of debt to market capitalization and minimum cash flow.

The Senior Convertible Note is subject to a most favored nation provision and standard adjustments in the event of any stock split, stock dividend, stock combination, recapitalization or other similar transaction. If the Company enters into any agreement to issue, or issue any variable rate securities, the Holder of the Senior Convertible Note has the additional right to substitute such variable price (or formula) for the conversion price. If the Holder were to substitute a floor price of $2.1832 (“Conversion Floor Price”) as the variable price, the Company would be required to settle in cash any difference between the market value of the shares subject to conversion at the floor price and the market value of the shares using the variable price, excluding any reference to the floor. The Holder of the Senior Convertible Note also has the right to have the Company redeem all or a portion of the Senior Convertible Note should the Company provide notice of incurring additional debt.

If an Event of Default occurs, the Holder of the Senior Convertible Note has the right to alternate conversion (“Alternate Conversion”) and may elect to convert the Senior Convertible Note, inclusive of a 15% premium payable (“Incremental Premium”) in cash due upon such an acceleration of the applicable principal, at a price (“Alternate Conversion Price”) equal to the greater of the Conversion Floor Price of $2.1832 or a price derived from the volume weighted average price of the Company’s Common Stock at the time of Alternate Conversion. If the Alternate Conversion were to include the Conversion Floor Price of $2.1832 as the Alternate Conversion Price, the Company would be required to settle in cash any difference between the market value of the shares subject to the Alternate Conversion using the floor price and the market value of the shares using the Alternate Conversion Price, excluding any reference to the floor. The Company is currently in default and the Holder has not yet elected to alternatively convert. See further discussion in make-whole derivative liability below. See Note 16 for further discussion of the fair value determined for the derivative liability.

At September 30, 2022, the Company is in default under the terms of the Senior Convertible Note. The Senior Convertible Note matures in less than 12 months from September 30, 2022, and the Company has continued to recognize its obligation under the Senior Convertible Note as a current liability in the unaudited condensed consolidated balance sheet. The Company has not remitted payment to the Holder of the Senior Convertible Note an amount equal to 30% of the gross proceeds from the March 2022 Offering to be applied as a reduction of principal.

The Old Senior Convertible Note was issued by the Company to the Holder on June 2, 2021 in the principal amount of $35,000,000 with the Company receiving proceeds at issuance of $32,515,000, net of debt issuance costs of $2,485,000. The Old Senior Convertible Note would have matured on June 2, 2023, at which time the Company would have been required to repay the original principal balance and a minimum return (“Premium on Principal”) equal to 6.0% of any outstanding principal. The aggregate principal of the Old Senior Convertible Note repayable at maturity was $37,100,000 and the Old Senior Convertible Note accrued interest at rate of 8% per annum payable in cash monthly. The Old Senior Convertible Note was issued with 2,000,000 Series A Warrants and 2,000,000 Series B Warrants. On the date of issuance, the Company recorded the fair value of the Series A Warrants and Series B Warrants as a discount to the Old Senior Convertible Note totaling $26,680,000. The debt discount was being amortized to interest expense over the term of the Old Senior Convertible Note using the effective interest method. The obligation resulting from the issuance of the Series A Warrants and Series B Warrants was determined to qualify for liability classification on the unaudited condensed consolidated balance sheet. See below for further discussion of the Series A Warrants and Series B Warrants. The Old Senior Convertible Note was convertible, at the option of the Holder, into shares of the Company’s Common Stock at a conversion price of $17.50 per share. The conversion amounts were calculated as the principal balance identified for conversion plus the Premium on Principal. At any time after issuance, the Company had the option, subject to certain conditions, to redeem some or all of outstanding principal, inclusive of any minimum return due to the Holder based on the number of days the principal was outstanding.

Prior to the default, it was previously determined that the Company was not in compliance with the Old Senior Convertible Note covenants at September 30, 2021 and subsequent reporting dates. The Company therefore requested and received a waiver dated October 13, 2021 for (i) any known breaches or potential breaches of financial covenants in effect related to the available cash test and minimum cash flow test through December 25, 2021, (ii) any known breach resulting from the placement of a lien on the outstanding share capital of Prozone Limited, the entity that holds the assets of Bethard, and (iii) any known breach which would result from the Company’s announcement that it would purchase an equity interest in Game Fund Partners Group LLC through the contribution of up to 200,000 shares of Common Stock. In addition, the Company requested and received an amendment to the Old Senior Convertible Note wherein the permitted ratio of outstanding debt to market capitalization was increased temporarily from 25% to 35% through December 25, 2021. In consideration for the October 13, 2021 waiver, the Company agreed to permit the conversion of up to $7,500,000 of the original principal balance of the Old Senior Convertible Note at the Alternate Conversion Price into shares of Common Stock, exclusive of the Premium on Principal and 15% premium payable that applies to an Alternate Conversion. During the year ended June 30, 2022, the Holder of the Old Senior Convertible Note had converted the full principal amount of $7,500,000 into 2,514,459 shares of Common Stock.

The Company previously obtained a waiver from the Holder of the Old Senior Convertible Note on November 2, 2021 in connection with its announcement to commence an underwritten registered public offering of its 10.0% Series A Cumulative Redeemable Convertible Preferred Stock (see Note 14). In consideration for this waiver, the Company agreed to increase the cash price payable upon a redemption of the Old Senior Convertible Note by the Company to be equal to 10% of the conversion amount, as defined in Old Senior Convertible Note agreement as any unpaid principal, minimum return due to the Holder, and unpaid interest due on such redemption date. The Company agreed to pay the Holder of the Old Senior Convertible Note an amount of $1,500,000 under the terms of a registration rights agreement. The Company recognized the amount payable to the Holder of the Old Senior Convertible Note under the registration rights agreement in other non-operating income (loss), net, in the consolidated statement of operations for the year ended June 30, 2022 and the amount remains unpaid and recorded as accounts payable and accrued expenses in the unaudited condensed consolidated balance sheet as of September 30, 2022.

During the three months ended December 31, 2021, the Company had not maintained compliance with certain covenants of the Old Senior Convertible Note, having identified non-compliance with the covenants previously identified at September 30, 2021. The Company obtained a waiver from the compliance with certain covenants, as of December 31, 2021 and through March 30, 2022.

Make-Whole Derivative Liability

The Senior Convertible Note agreement includes provision that should both the Company be in breach of its debt covenants and its price per common share trade below the Conversion Floor Price of $2.1832, the Holder may elect the Alternate Conversion option that includes a make-whole provision payable to the Holder in cash. At September 30, 2022, both the Company was in breach of its debt covenants and the price per share of its Common Stock had declined below the Conversion Floor Price. While the Company previously obtained waivers from the Holder of the Old Senior Convertible Note for breach of covenants, as well as a waiver for breach of covenants through March 30, 2022 under the Senior Convertible Note, the Company was unable to comply with the debt covenants under the Senior Convertible Note or otherwise obtain a debt waiver from March 31, 2022 through the three months ended September 2022 and subsequent to the period end. As a result, the make-whole provision in the Senior Convertible Note agreement was determined to represent an obligation of the Company at September 30, 2022 under the terms of the Senior Convertible Note.

The make-whole provision in the Senior Convertible Note is a derivative liability. The Company’s obligation to make a payment under the make-whole provision was previously assessed as remote with an immaterial fair value. This considered that the Company had obtained debt waivers from the Holder for its breaches of debt covenants. The Company’s historical stock price had also traded at levels significantly in excess of the Conversion Floor Price. At September 30, 2022, the Company has been unable to complete an agreement to restructure the terms and covenants of the Senior Convertible Note. The stock price further continues to trade materially below the Conversion Floor Price and the Company has also been unable to secure a debt waiver. The fair value of the derivative liability at September 30, 2022 was determined using a Monte Carlo valuation model. See Note 16 for further discussion of the fair value determined for the derivative liability.

At September 30, 2022, the Company estimates that it would be required to issue up to 14,758,874 shares of Common Stock under the Alternate Conversion provisions of the Senior Convertible Note. The Company further estimated the derivative liability to the holder to be $9,124,756 and $9,399,620 at September 30, 2022 and June 30, 2022, respectively, which is included in the derivative liability in the unaudited condensed consolidated balance sheets and the expense was recorded in the change in fair value of derivative liability in the unaudited condensed consolidated statements of operations. The make-whole liability calculated under the terms of the note of approximately $606,000,000 was materially higher than the fair value of $9,124,756 determined as of September 30, 2022 and considers the difference in the market price of the Company’s shares and a floor price of $2.1832 multiplied by a number of shares that is based on the outstanding principal and the market price of the Company’s Common Stock at September 30, 2022. The calculated make-whole liability may differ materially from the amount at which the Company may be required to pay under the Senior Convertible Note. The Company has held non-binding discussions with the Holder to restructure its obligation under the Senior Convertible Note. However, there can be no guarantee that the Company will be able to reach an agreement to restructure the Senior Convertible Note.

Warrants

September 2022 Warrants

On September 19, 2022, the Company completed the September 2022 Offering, an equity offering in which it sold 30,000,000 units at $0.25 consisting of one share of Common Stock and one warrant for a total of 30,000,000 September 2022 Warrants with an exercise price of $0.25. The Company also sold a further 3,600,000 September 2022 Warrants in an overallotment with an exercise price of $0.25 issued to the underwriters of the offering on September 19, 2022.

The September 2022 Warrants may be exercised at any time after issuance for one share of Common Stock of the Company at an exercise price of $0.25. The September 2022 Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase. The warrants are not callable by the Company.

The Company determined the September 2022 Warrants should be classified as a liability as the warrants are redeemable for cash in the event of a fundamental transaction, as defined in the Warrant Agreement, pursuant to which the September 2022 Warrants were purchased, which includes a change in control. The Company has recorded a liability for the September 2022 Warrants at fair value on the issuance date with subsequent changes in fair value reflected in earnings. On September 19, 2022, the date of the Common Stock issuance, the Company determined the total fair value of the September 2022 Warrants to be $5,286,288. On September 30, 2022, the Company determined the total fair value of the September 2022 Warrants to be $3,804,185. The change in fair value of the September 2022 Warrants liability recorded in the unaudited condensed consolidated statement of operations for the three months ended September 30, 2022 was $1,482,103. See Note 16 for additional disclosures related to the change in the fair value of the warrant liabilities.

March 2022 Warrants

On March 2, 2022, the Company completed the March 2022 Offering, an equity offering in which it sold 15,000,000 units at $1.00 consisting of one share of Common Stock and one warrant for a total of 15,000,000 March 2022 Warrants with an exercise price of $1.00. The Company also sold a further 2,250,000 March 2022 Warrants in an overallotment with an exercise price of $1.00 issued to the underwriters of the offering on April 1, 2022.

The March 2022 Warrants may be exercised at any time after issuance for one share of Common Stock of the Company at an exercise price of $1.00. The March 2022 Warrants are callable by the Company should the volume weighted average share price of the Company exceed $3.00 for each of 20 consecutive trading days following the date such warrants become eligible for exercise. The March 2022 Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase.

The Company determined the March 2022 Warrants should be classified as a liability as the warrants are redeemable for cash in the event of a fundamental transaction, as defined in the Common Stock Purchase Warrant Agreement pursuant to which the March 2022 Warrants were purchased, which includes a change in control. The Company has recorded a liability for the March 2022 Warrants at fair value on the issuance date with subsequent changes in fair value reflected in earnings. On March 2, 2022, the date of the Common Stock issuance, the Company determined the total fair value of the March 2022 Offering Warrants to be $9,553,500 and on the date of the Common Stock issuance, the Company determined the total fair value of the April 2022 Overallotment to be $607,500. On June 30, 2022 the Company determined the total fair value of the March 2022 Warrants to be $2,070,000. On September 30, 2022, the Company determined the total fair value of the March 2022 Warrants to be $1,207,500. The change in fair value of the March 2022 Warrants liability recorded in the unaudited condensed consolidated statement of operations for the three months ended September 30, 2022 was $862,500. See Note 16 for additional disclosures related to the change in the fair value of the warrant liabilities.

Series A and Series B Warrants

On June 2, 2021, the Company issued 2,000,000 Series A Warrants and 2,000,000 Series B Warrants to the holder of the Old Senior Convertible Note. The Exchange Agreement pursuant to which the Old Senior Convertible Note was exchanged for the Senior Convertible Note did not impact the Series A Warrants and Series B Warrants previously issued and outstanding. The Series A Warrants may be exercised at any time after issuance for one share of Common Stock of the Company at an exercise price of $17.50. The Series B Warrants may only be exercised to the extent that the indebtedness owing under the Senior Convertible Note is redeemed. As a result, for each share of Common Stock determined to be issuable upon a redemption of principal of the Senior Convertible Note, one Series B Warrant will vest and be eligible for exercise at an exercise price of $17.50. The Series A Warrants and Series B Warrants are callable by the Company should the volume weighted average share price of the Company exceed $32.50 for each of 30 consecutive trading days following the date such warrants become eligible for exercise. The Series A Warrants and Series B Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase.

The Company determined the Series A and Series B Warrants should be classified as a liability as the warrants are redeemable for cash in the event of a fundamental transaction, as defined in the Senior Convertible Note, which includes a change in control. The Company has recorded a liability for the Series A Warrants and Series B Warrants at fair value on the issuance date with subsequent changes in fair value reflected in earnings. At June 30, 2022 the Company determined the total fair value of the Series A Warrants and Series B Warrants to be $122,730, with a fair value of $117,340 determined for the Series A Warrants, and a fair value of $5,390 and determined for the Series B Warrants. At September 30, 2022, the Company determined the total fair value of the Series A Warrants and Series B Warrants to be $16,777 with a fair value of $16,486 determined for the Series A Warrants and a fair value of $291 determined for the Series B Warrants. The change in fair value of the Series A Warrants and Series B Warrants liability recorded in the unaudited condensed consolidated statements of operations for the three months ended September 30, 2022 and 2021 was a decrease of $105,953 and $11,808,600, respectively. See Note 16 for additional disclosures related to the change in the fair value of the warrant liabilities.

The proceeds from the issuance of the Old Senior Convertible Note were allocated to the Series A Warrants and Series B Warrants using the with-and-without method. Under this method, the Company first allocated the proceeds from the issuance of the Old Senior Convertible Note to the Series A Warrants and Series B Warrants based on their initial fair value measurement, and then allocated the remaining proceeds to the Old Senior Convertible Note. The debt discount on the Old Senior Convertible Note was being amortized over its term of two years. The Company accelerated the amortization of the debt discount on the Old Senior Convertible Note and the amount was fully recognized in the prior year ended June 30, 2022.

Components of Long-Term Debt, including Senior Convertible Note

The components of the Company’s long-term debt, including the Senior Convertible Note follows:

	September 30, 2022	June 30, 2022
Current portion of long-term debt, including the senior convertible note	$32,314,299	$35,139,538
Total	$32,314,299	$35,139,538

Note 12 – Long-term Debt

Notes Payable and other long-term debt

The components of notes payable and other long-term debt follows:

	Maturity	Interest Rate as of June 30, 2022	June 30, 2022	June 30, 2021
Notes payable	April 30, 2023	3.49%	$139,538	$330,654
Finance lease obligation (Note 11)	—	—	-	113,863
Total			139,538	444,517
Less current portion of notes payable and long-term debt			(139,538)	(223,217)
Notes payable and other long-term debt			$-	$221,300

The Company assumed a note payable of £250,000 (equivalent to $327,390) in connection with its acquisition of Argyll on July 31, 2020. The term loan was issued on April 30, 2020 and has a maturity of 3 years, bears interest at 3.49% per annum over the Bank of England base rate, and is secured by the assets and equity of Argyll. The monthly principal and interest payments on the note payable commenced in June 2021 and continue through May 2023. The principal balance of the notes payable on June 30, 2022 was £114,583 ($139,538 using exchange rates at June 30, 2022). Interest expense on the note payable was $9,076 and $962 for the years ended June 30, 2022 and 2021, respectively. The finance lease obligations were assumed by the purchasers in the Helix transaction (see Note 11).

The maturities of long-term debt are as follows:

Fiscal 2023	$139,538
Total	$139,538

Senior Convertible Note

On June 2, 2021, the Company, the Old Senior Convertible Note before it was exchanged for the New Note on February 22, 2022. The Old Senior Convertible Note was issued to the Holder in the principal amount of $35,000,000 with the Company receiving proceeds at issuance of $32,515,000, net of debt issuance costs of $2,485,000. The Old Senior Convertible Note would have matured on June 2, 2023, at which time the Company would have been required to repay the original principal balance and the Premium on Principal. The aggregate principal of the Old Senior Convertible Note repayable at maturity was $37,100,000 and the Old Senior Convertible Note accrued interest at rate of 8% per annum payable in cash monthly. The Old Senior Convertible Note was issued with 2,000,000 Series A Warrants and 2,000,000 Series B Warrants. On the date of issuance, the Company recorded the fair value of the Series A Warrants and Series B Warrants as a discount to the Old Senior Convertible Note totaling $26,680,000. The debt discount was being amortized to interest expense over the term of the Old Senior Convertible Note using the effective interest method. The obligation resulting from the issuance of the Series A Warrants and Series B Warrants was determined to qualify for liability classification on the consolidated balance sheet. See below for further discussion of the Series A Warrants and Series B Warrants.

The Old Senior Convertible Note was convertible, at the option of the Holder, into shares of the Company’s Common Stock at a conversion price of $17.50 per share. The conversion amounts were calculated as the principal balance identified for conversion plus the Premium on Principal. At any time after issuance, the Company had the option, subject to certain conditions, to redeem some or all of outstanding principal, inclusive of any minimum return due to the Holder based on the number of days the principal was outstanding.

On February 22, 2022, the Company agreed to enter into an exchange agreement (the “Exchange Agreement”) with the Holder whereby the Old Senior Convertible Note, with a remaining principal amount of $29,150,001, was exchanged for the New Note in the aggregate principal amount of $35,000,000. The increase in the principal balance outstanding of $5,849,999 was recognized as a loss on extinguishment of Senior Convertible Note in the second quarter ended December 31, 2021, and is included in the consolidated statements of operations for the year ended June 30, 2022. The Company further accelerated the recognition of the remaining debt discount and Premium on Principal in connection with the exchange and issuance of the New Note during the second quarter ended December 31, 2021, which is included in the loss on extinguishment of the Old Senior Convertible Note of $22,628,805 for the year ended June 30, 2022 in the consolidated statements of operations.

The interest rate on the Old Senior Convertible Note from June 2, 2022 through February 22, 2022, was 8.0% per annum, and remained unchanged in the New Note. From and after the occurrence and during the continuance of any Event of Default (as defined in the New Note), the interest rate shall automatically be increased to 12.0% per annum. As further described below, the Company was not in compliance with certain debt covenants under the Old Senior Convertible Note and New Note, but received a waiver from compliance through March 30, 2022. The Company was subject to begin accruing interest expense at a rate of 12% beginning March 31, 2022, as compared to using the set rate of 8.0%, and has recorded the additional $350,000 interest expense for the difference in rates in accounts payable and accrued expenses in the consolidated financial statements for the year ended June 30, 2022. The maturity date (the “Maturity Date”) of the Exchange Agreement has remained unchanged in the Exchange Agreement and the New Note is due on June 2, 2023, subject to extension in certain circumstances, including bankruptcy and outstanding events of default. The ability of the Company to redeem the principal balance outstanding also remains unchanged. The Company may redeem the New Note, subject to certain conditions, at a price equal to 100% of the outstanding principal balance outstanding, together with accrued and unpaid interest and unpaid late charges thereon.

The New Note is convertible, at the option of the Holder, into shares of the Company’s Common Stock at a conversion price of $17.50 per share. The New Note is subject to a most favored nations provision and standard adjustments in the event of any stock split, stock dividend, stock combination, recapitalization or other similar transaction. If the Company enters into any agreement to issue (or issues) any variable rate securities, the Holder has the additional right to substitute such variable price (or formula) for the conversion price.

If an Event of Default has occurred under the New Note, in addition to the default interest rate discussed above, the Holder may elect to alternatively convert the New Note at the Alternate Conversion Price (as defined in the New Note). In connection with an Event of Default, the Holder may require the Company to redeem in cash any or all of the New Note. The redemption price will equal 100% of the outstanding principal of the New Note to be redeemed, and accrued and unpaid interest and unpaid late charges thereon, or an amount equal to market value of the shares of the Company’s Common Stock underlying the New Note, as determined in accordance with the New Note, if greater. The Holder will not have the right to convert any portion of a New Note, to the extent that, after giving effect to such conversion, the Holder (together with certain related parties) would beneficially own in excess of 4.99% of the shares of the Company’s Common Stock outstanding immediately after giving effect to such conversion. The Holder may from time to time increase this limit to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase. The Company is currently in default and the Holder has not yet elected to alternatively convert.

In addition, unless approval of the Company’s stockholders as required by the Nasdaq is obtained, the Company is prohibited from issuing any shares of Common Stock upon conversion of the New Note or otherwise pursuant to the terms of the New Note, if the issuance of such shares of Common Stock would exceed 19.99% of the Company’s outstanding shares of Common Stock or otherwise exceed the aggregate number of shares of Common Stock which the Company may issue without breaching its obligations under the rules and regulations of Nasdaq. Should the Holder convert the principal balance outstanding at June 30, 2022 at the Alternate Conversion Price that is currently available to the Holder, or a portion of the principal balance, the Company may be subject to remit amounts to the Holder materially in excess of the principal balance outstanding through payment of cash. Refer to the Alternate Conversion discussion below for further information of this settlement option available to the Holder.

In connection with a Change of Control (as defined in the New Note), the Holder may require the Company to redeem all or any portion of the New Note. The redemption price per share will equal the greatest of (i) 115% of the outstanding principal of the New Note to be redeemed, and accrued and unpaid interest and unpaid late charges thereon, (ii) 115% of the market value of the shares of the Company’s Common Stock underlying the New Note, as determined in accordance with the New Note, and (iii) 115% of the aggregate cash consideration that would have been payable in respect of the shares of the Company’s Common Stock underlying the New Note, as determined in accordance with the New Note.

At any time after the date the Company provides notice to the Holder of the Company incurring additional debt, the Holder will have the right to have the Company redeem all or a portion of the New Note at a redemption price of 100% of the portion of the New Note subject to redemption.

Under the New Note, and consistent with the Old Senior Convertible Note, the Company is subject to certain customary affirmative and negative covenants regarding the incurrence of indebtedness, the existence of liens, the repayment of indebtedness, the payment of cash in respect of dividends, distributions or redemptions, and the transfer of assets, among other matters. The Company is also subject to certain financial debt covenants relating to available cash, minimum annual revenues, ratio of debt to market capitalization and minimum cash flow.

The New Note is subject to a most favored nation provision and standard adjustments in the event of any stock split, stock dividend, stock combination, recapitalization or other similar transaction. If the Company enters into any agreement to issue, or issue any variable rate securities, the Holder of the New Note has the additional right to substitute such variable price (or formula) for the conversion price. If the Holder were to substitute a floor price of $2.1832 (“Conversion Floor Price”) as the variable price, the Company would be required to settle in cash any difference between the market value of the shares subject to conversion at the floor price and the market value of the shares using the variable price, excluding any reference to the floor. The Holder of the Senior Convertible Note also has the right to have the Company redeem all or a portion of the New Note should the Company provide notice of incurring additional debt.

If an Event of Default occurs, the Holder of the Senior Convertible Note has the right to alternate conversion (“Alternate Conversion”) and may elect to convert the Senior Convertible Note, inclusive of a 15% premium payable (“Incremental Premium”) in cash due upon such an acceleration of the applicable principal, at a price (“Alternate Conversion Price”) equal to the greater of the Conversion Floor Price of $2.1832 or a price derived from the volume weighted average price of the Company’s Common Stock at the time of Alternate Conversion. If the Alternate Conversion were to include the Conversion Floor Price of $2.1832 as the Alternate Conversion Price, the Company would be required to settle in cash any difference between the market value of the shares subject to the Alternate Conversion using the floor price and the market value of the shares using the Alternate Conversion Price, excluding any reference to the floor. The Company is currently in default and the Holder has not yet elected to alternatively convert. See further discussion in make-whole derivative liability below.

As discussed above, during the three months ended December 31, 2021, the Company had not maintained compliance with the covenants of the Senior Convertible Note, having identified non-compliance with the same financial debt covenants previously identified at September 30, 2021. The Company obtained a waiver from the compliance with certain covenants, as of December 31, 2021 and through March 30, 2022. The Company further entered into a non-binding term sheet dated February 22, 2022, to restructure the New Note to mitigate the risk of default on the covenants in future periods. This term sheet expired without a new debt facility being completed. Since the expiration of the waiver on March 30, 2022, the Company is not in compliance with its covenants. At June 30, 2022, the Company is in default under the terms of the Senior Convertible Note. The Senior Convertible Note matures in less than 12 months from June 30, 2022, and the Company has continued to recognize its obligation under the Senior Convertible Note as a current liability in the consolidated balance sheet. The Company has not remitted payment to the Holder of the Senior Convertible Note an amount equal to 30% of the gross proceeds from the March 2022 Offering to be applied as a reduction of principal (see Note 16).

The Company previously determined that it had not maintained compliance with its Senior Convertible Note covenants at September 30, 2021. The Company therefore requested and received a waiver dated October 13, 2021 for (i) any known breaches or potential breaches of financial debt covenants in effect related to the available cash test and minimum cash flow test through December 25, 2021, (ii) any known breach resulting from the placement of a lien on the outstanding share capital of Prozone Limited, the entity that holds the assets of Bethard through the Additional Payment Due Date (see Note 3 for discussion of the Bethard acquisition) and (iii) any known breach which would result from the Company’s announcement that it would purchase an equity interest in Game Fund Partners Group LLC through the contribution of up to 200,000 shares of Common Stock. In addition, the Company requested and received an amendment to the Senior Convertible Note wherein the permitted ratio of outstanding debt to market capitalization was increased temporarily from 25% to 35% through December 25, 2021.

In consideration for the October 13, 2021 waiver, the Company agreed to permit the conversion of up to $7,500,000 of the original principal balance of the Senior Convertible Note at the Alternate Conversion Price into shares of Common Stock, exclusive of the Premium on Principal and Incremental Premium that applies to an Alternate Conversion. During the year ended June 30, 2022, the Holder of the Senior Convertible Note had converted the full principal amount of $7,500,000 into 2,514,459 shares of Common Stock. As a result of these conversions of principal, the Company recorded a loss on conversion of senior convertible note of $5,999,662 in the consolidated statement of operations for the year ended June 30, 2022. The loss on conversion included accelerated amortization of the debt discount of $4,515,273, accelerated amortization of the Premium on Principal of $288,300 and the Incremental Premium due on conversion of $1,196,089.

The Company also previously obtained a waiver from the Holder of the Old Senior Convertible Note on November 2, 2021 in connection with its announcement to commence an underwritten registered public offering of its 10.0% Series A Cumulative Redeemable Convertible Preferred Stock (see Note 15). In consideration for this waiver, the Company agreed to increase the cash price payable upon a redemption of the Old Senior Convertible Note by the Company to be equal to 10% of the conversion amount, as defined in Old Senior Convertible Note agreement as any unpaid principal, minimum return due to the Holder, and unpaid interest due on such redemption date. The Company agreed to pay the Holder of the Old Senior Convertible Note an amount of $1,500,000 under the terms of a registration rights agreement. The Company recognized the amount payable to the Holder of the Old Senior Convertible Note under the registration rights agreement in other non-operating income (loss), net, in the consolidated statement of operations for the year ended June 30, 2022 and in accounts payable and accrued expenses at June 30, 2022 on the consolidated balance sheet.

Make-Whole Derivative Liability

The New Note agreement includes provision that should both the Company be in breach of its debt covenants and its price per common share trade below the Conversion Floor Price of $2.1832, the Holder may elect the Alternate Conversion option that includes a make-whole provision payable to the Holder in cash. At June 30, 2022, both the Company was in breach of its debt covenants and the price per share of its Common Stock had declined below the Conversion Floor Price. While the Company previously obtained waivers from the Holder of the Old Senior Convertible Note for breach of covenants, as well as a waiver for breach of covenants through March 30, 2022 under the New Note, the Company was unable to comply with the debt covenants under the New Note or otherwise obtain a debt waiver from March 31, 2022 through the year ended June 30, 2022 and subsequent to year end. As a result, the make-whole provision in the New Note agreement was determined to represent an obligation of the Company at June 30, 2022 under the terms of the New Note.

The make-whole provision in the New Note is a derivative liability. The Company’s obligation to make a payment under the make-whole provision was previously assessed as remote with an immaterial fair value. This considered that the Company had obtained debt waivers from the Holder for its breaches of debt covenants. The Company’s historical stock price had also traded at levels significantly in excess of the Conversion Floor Price. Further, the Company had further signed a non-binding term sheet on February 22, 2022 (in combination with entering into the New Note) for the purpose of revising the debt covenants that were to be included in a revised or amended note agreement. At June 30, 2022, the Company has been unable to complete an agreement to restructure the terms and covenants of the New Note. The stock price further continued to trade materially below the Conversion Floor Price and the Company has also been unable to secure a debt waiver. The fair value of the derivative liability at June 30, 2022 was determined using a Monte Carlo valuation model. See Note 18 for further discussion of the fair value determined for the derivative liability.

At June 30, 2022, the Company estimates that it would be required to issue up to 16,031,513 shares of Common Stock under the Alternate Conversion provisions of the New Note. The Company further estimated the derivative liability to the holder to be $9,399,620 which is included in the derivative liability in the consolidated balance sheets and the expense was recorded in the change in fair value of derivative liability in the consolidated statements of operations. The make-whole liability calculated under the terms of the note of approximately $180,000,000 was materially higher than the fair value of $9,399,620 determined at June 30, 2022 and considers the difference in the market price of the Company’s shares and a floor price of $2.1832 multiplied by a number of shares that is based on the outstanding principal and the market price of the Company’s Common Stock at June 30, 2022. The calculated make-whole liability may differ materially from the amount at which the Company may be required to pay under the New Note. The Company has held non-binding discussions with the Holder to restructure its obligation under the New Note. However, there can be no guarantee that the Company will be able to reach an agreement to restructure the New Note.

Warrants

March 2022 Warrants and April 2022 Overallotment Warrants

On March 2, 2022, the Company completed the March 2022 Offering, an equity offering in which it sold 15,000,000 units at $1.00 consisting of one share of Common Stock and one warrant for a total of 15,000,000 March 2022 Warrants with an exercise price of $1.00. The Company also sold a further 2,250,000 April 2022 Overallotment Warrants with an exercise price of $1.00 issued to the underwriters of the offering on April 1, 2022.

The March 2022 Warrants and April 2022 Overallotment Warrants may be exercised at any time after issuance for one share of Common Stock of the Company at an exercise price of $1.00. The March 2022 Warrants and April 2022 Overallotment Warrants are callable by the Company should the volume weighted average share price of the Company exceed $3.00 for each of 20 consecutive trading days following the date such warrants become eligible for exercise. The March 2022 Warrants and April 2022 Overallotment Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase.

The Company determined the March 2022 Warrants and April 2022 Overallotment Warrants should be classified as a liability as the warrants are redeemable for cash in the event of a fundamental transaction, as defined in the Common Stock Purchase Warrant Agreement [pursuant to which the March 2022 Warrants and April 2022 Overallotment Warrants were purchased], which includes a change in control. The Company has recorded a liability for the March 2022 Warrants at fair value on the issuance date with subsequent changes in fair value reflected in earnings. At March 2, 2022, the date of the Common Stock issuance, the Company determined the total fair value of the March 2022 Warrants to be $9,553,500 and on the date of the Common Stock issuance, the Company determined the total fair value of the April 2022 Overallotment Warrants to be $607,500. At June 30, 2022, the Company determined the total fair value of the March 2022 Warrants and April 2022 Overallotment Warrants to be $2,070,000. The change in fair value of the March 2022 Warrants and April 2022 Overallotment Warrants liability recorded in the consolidated statement of operations for the year ended June 30, 2022 was $8,091,000. See Note 18 for additional disclosures related to the change in the fair value of the warrant liabilities.

Series A and Series B Warrants

The Company issued 2,000,000 Series A Warrants and 2,000,000 Series B Warrants to the holder of the Old Senior Convertible Note. The Exchange Agreement did not impact the Series A Warrants and Series B Warrants previously issued and outstanding. The Series A Warrants may be exercised at any time after issuance for one share of Common Stock of the Company at an exercise price of $17.50. The Series B Warrants may only be exercised to the extent that the indebtedness owing under the Senior Convertible Note is redeemed. As a result, for each share of Common Stock determined to be issuable upon a redemption of principal of the Senior Convertible Note, one Series B Warrant will vest and be eligible for exercise at an exercise price of $17.50. The Series A Warrants and Series B Warrants are callable by the Company should the volume weighted average share price of the Company exceed $32.50 for each of 30 consecutive trading days following the date such warrants become eligible for exercise. The Series A Warrants and Series B Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase.

The Company determined the Series A and Series B Warrants should be classified as a liability as the warrants are redeemable for cash in the event of a fundamental transaction, as defined in the Senior Convertible Note, which includes a change in control. The Company has recorded a liability for the Series A Warrants and Series B Warrants at fair value on the issuance date with subsequent changes in fair value reflected in earnings. At June 30, 2021, the Company determined the total fair value of the Series A Warrants and Series B Warrants to be $23,500,000, with a fair value of $13,600,000 determined for the Series A Warrants and a fair value of $9,900,000 determined for the Series B Warrants. At June 30, 2022, the Company determined the total fair value of the Series A Warrants and Series B Warrants to be $122,730 with a fair value of $117,340 determined for the Series A Warrants and a fair value of $5,390 determined for the Series B Warrants. The change in fair value of the Series A Warrants and Series B Warrants liability recorded in the consolidated statements of operations for the year ended June 30, 2022 and 2021 were a decrease of $23,377,270 and an increase of $1,549,924, respectively. See Note 18 for additional disclosures related to the change in the fair value of the warrant liabilities.

The proceeds from the issuance of the Old Senior Convertible Note were allocated to the Series A Warrants and Series B Warrants using the with-and-without method. Under this method, the Company first allocated the proceeds from the issuance of the Old Senior Convertible Note to the Series A Warrants and Series B Warrants based on their initial fair value measurement, and then allocated the remaining proceeds to the Old Senior Convertible Note. The debt discount on the Old Senior Convertible Note was being amortized over its term of two years. The Company accelerated the amortization of the debt discount on the Old Senior Convertible Note during the second quarter resulting in the Company recording of a loss on extinguishment of $22,628,805 for the year ended June 30, 2022, as further described above. Prior to accelerating the amortization of debt discount in the second quarter, the Company recorded the remaining amortization of the debt discount of $2,262,112 as interest expense on the consolidated statement of operations for the year ended June 30, 2022.

Components of Long-Term Debt, including Senior Convertible Note

The components of the Company’s long-term debt including the Senior Convertible Note on the consolidated balance sheets follows:

	June 30, 2022	June 30, 2021
Current portion of notes payable and long-term debt including the senior convertible note	$35,139,538	$223,217
Notes payable and long-term debt including the senior convertible note	-	6,523,804
Total	35,139,538	6,747,021